Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,720.0	$ 1,317.7	$ 1,487.0
Tax at statutory rate	602.0	461.2	520.5
Dividends received deduction	(17.6)	(18.2)	(18.2)
Exempt interest income	(13.1)	(14.7)	(17.5)
Tax-deductible dividends	(13.6)	(11.9)	(3.8)
Tax credits	(2.3)	0	(9.1)
Other items, net	(0.8)	(1.0)	(0.4)
Total income tax provision	$ 554.6	$ 415.4	$ 471.5
Tax at statutory rate	35.00%	35.00%	35.00%
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Tax-deductible dividends	(1.00%)	(1.00%)	0.00%
Tax credits	0.00%	0.00%	(1.00%)
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	32.00%	32.00%